Earnout Liability	12 Months Ended
Dec. 31, 2025
Earnout Liability [Abstract]
Earnout Liability

35.	EARNOUT LIABILITY
As at December 31, 2025, 655,453 earnout rights remain outstanding with an estimated fair value of US $4.10 per unit based on the market price of the Company’s common shares, for which an earnout liability of $3.7 million (US $2.7 million) (December 31, 2024 - $10.1 million; US $7.0 million) was recognized in the consolidated statements of financial position. During the year ended December 31, 2025, 75,000 earnout rights were settled for common shares. During the nine month period ended December 31, 2024, 320,000 earnout rights were settled for common shares and 172,786 earnout rights were cancelled. Gain on change in the fair value of the earnout liability for the year ended December 31, 2025 of $5.6 million is presented in the consolidated statements of net loss. Loss on change in the fair value of the earnout liability for the nine month period ended December 31, 2024 of $2.4 million is presented in the consolidated statements of net loss.
Continuity of earnout rights are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

(in units)

Opening balance	719,547	1,196,157

Dividend equivalents and other adjustments	10,906	16,176

Vested and settled	(75,000)	(320,000)

Cancellations	-	(172,786)

Ending balance	655,453	719,547